Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Unrealized gain/(loss) on available-for-sale investments, tax effect	$ 6,191	$ 513	$ 1,316
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain/(loss) on available-for-sale investments, tax effect	6,191	513	1,316
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain/(loss) on available-for-sale investments, tax effect	6,191	513	1,316
Non-controlling Interests [Member]
Unrealized gain/(loss) on available-for-sale investments, tax effect	$ 6,191	$ 513	$ 1,316